JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

November 22, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I ("Trust")

JPMorgan Diversified Real Return Fund

JPMorgan Global Equity Income Fund

(collectively, the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 127 (Amendment No. 128 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A ("Amendment").  This filing is being made for the purpose of registering the Funds under the Trust. The Funds will offer the following share classes respectively:

JPMorgan Diversified Real Return Fund - Class A, Class C, Select Class, Class R2 and Class R5;

JPMorgan Global Equity Income Fund - Class A, Class C, Select Class, Class R2 and Class R5.

JPMorgan Diversified Real Return Fund seeks to maximize long-term real return. JPMorgan Global Equity Income Fund seeks to provide both current income and long-term capital appreciation.

If you have any questions or comments, please call me at (212)-248-5749.

Very truly yours,

/s/Jessica K. Ditullio

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Jessica K. Ditullio

Assistant Secretary